2005 Market Street
Philadelphia, PA 19103-7094

Delaware Investments
A member of Lincoln Financial Group

1933 Act Rule 497(j)
File No. 2-37707
1940 Act File No. 811-2071

May 7, 2002

Filed via EDGAR (CIK #0000027825)
__________________________________
Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  File No. 2-37707
     DELAWARE GROUP INCOME FUNDS
     DELAWARE CORPORATE BOND FUND
     DELAWARE DELCHESTER FUND
     DELAWARE EXTENDED DURATION BOND FUND
     DELAWARE HIGH-YIELD OPPORTUNITIES FUND
     DELAWARE STRATEGIC INCOME FUND
     ______________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 66, the most recent Post-Effective Amendment of Delaware Group Income Funds. Post-Effective Amendment No. 66 was filed electronically with the Commission on April 30, 2003 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ David P. O'Connor
___________________________
David P. O'Connor
Vice President/
Associate General Counsel/
Assistant Secretary